Compass EMP Multi-Asset Balanced Fund

Effective May 1, 2015, Victory Capital Management Inc. replaces Compass Efficient Model Portfolios, LLC as investment adviser to the Funds. The following supersedes any contrary information contained in the current Prospectus for each series and class of shares.

FUND SUMMARY—COMPASS EMP MULTI-ASSET BALANCED FUND

Fees and Expenses of the Fund: The following footnote 2 is added to the line “Total Annual Fund Operating Expenses” in the Fee and Expense table on page 1 of the Prospectus:

(2) The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through at least April 30, 2017 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.51%, 1.76% and 2.26% of the Fund’s Class A, Class T and Class C shares, respectively. The Advisor is permitted to recoup advisory fees waived and expenses reimbursed by it or by the Fund’s predecessor advisor for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement.

FUND SUMMARY - COMPASS EMP MULTI-ASSET BALANCED FUND
Fees and Expenses of the Fund:
Compass EMP Multi-Asset Growth Fund

Effective May 1, 2015, Victory Capital Management Inc. replaces Compass Efficient Model Portfolios, LLC as investment adviser to the Funds. The following supersedes any contrary information contained in the current Prospectus for each series and class of shares.

FUND SUMMARY—COMPASS EMP MULTI-ASSET GROWTH FUND

Fees and Expenses of the Fund: The following footnote 2 is added to the line “Total Annual Fund Operating Expenses” in the Fee and Expense table page 7 of the Prospectus:

(2) The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through at least April 30, 2017 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.73%, 1.98%, and 2.48% of the Fund’s Class A, Class T, and Class C, respectively. The Advisor is permitted to recoup advisory fees waived and expenses reimbursed by it or by the Fund’s predecessor advisor for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement.

FUND SUMMARY - COMPASS EMP MULTI-ASSET GROWTH FUND
Fees and Expenses of the Fund:
Compass EMP Alternative Strategies Fund

Effective May 1, 2015, Victory Capital Management Inc. replaces Compass Efficient Model Portfolios, LLC as investment adviser to the Funds. The following supersedes any contrary information contained in the current Prospectus for each series and class of shares.

FUND SUMMARY—COMPASS EMP ALTERNATIVE STRATEGIES FUND

Fees and Expenses of the Fund: The following footnote 2 is added to the line “Total Annual Fund Operating Expenses” in the Fee and Expense table on page 12 of the Prospectus:

(2) The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through at least April 30, 2017 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.80%, 2.05%, and 2.55% of the Fund’s Class A, Class T, and Class C, respectively. The Advisor is permitted to recoup advisory fees waived and expenses reimbursed by it or by the Fund’s predecessor advisor for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement.

FUND SUMMARY - COMPASS EMP ALTERNATIVE STRATEGIES FUND
Fees and Expenses of the Fund: